Summary of significant accounting policies - Revenue (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€) item
Revenues
Revenue from contracts with customers	€ 21,567	€ 24,602	€ 26,009
Number of leased printers | item	1	2	2
EMEA
Revenues
Revenue from contracts with customers	€ 11,466	€ 11,265	€ 14,673
Asia Pacific
Revenues
Revenue from contracts with customers	4,521	6,302	5,450
Americas
Revenues
Revenue from contracts with customers	5,580	7,035	5,886
Systems
Revenues
Revenue from contracts with customers	12,556	13,454	12,248
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	11,366	12,332	11,188
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	1,190	1,122	1,060
Systems | EMEA
Revenues
Revenue from contracts with customers	5,926	4,951	5,592
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	3,612	5,371	4,704
Systems | Americas
Revenues
Revenue from contracts with customers	3,018	3,132	1,952
Services
Revenues
Revenue from contracts with customers	9,011	11,148	13,761
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	9,011	11,148	13,761
Services | EMEA
Revenues
Revenue from contracts with customers	5,540	6,314	9,081
Services | Asia Pacific
Revenues
Revenue from contracts with customers	909	931	746
Services | Americas
Revenues
Revenue from contracts with customers	€ 2,562	€ 3,903	€ 3,934